Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Operating costs and expenses:
Research and development	$ (429,281)	$ (1,035,083)	$ (3,434,016)	$ (6,323,896)
General and administrative	(1,422,366)	(935,226)	(6,388,000)	(6,600,870)
Loss from operations	(1,851,647)	(1,970,309)	(9,822,016)	(12,924,766)
Other income (expense):
Change in fair value of derviative liability	136,014	0	(2,125,117)	0
Loss on disposal of subsidiaries	(1,584,218)	0	0	(1,069,675)
Other expense	(26,414)	(459,968)	(295,033)	(326,916)
Interest income	14	174	1,694	18,959
Interest expense	(245,384)	(1,126)	(266,999)	(4,706)
Total other income (expense)	(1,719,988)	(460,920)	(2,685,455)	(1,382,338)
Net loss	(3,571,635)	(2,431,229)	(12,507,471)	(14,307,104)
Other comprehensive income (loss)
Other comprehensive loss from foreign currency translation adjustment	0	11,821	(321,942)	(324,578)
Total comprehensive loss	$ (3,571,635)	$ (2,419,408)	$ (12,829,413)	$ (14,631,682)
Net loss per share of common stock, basic and diluted	$ (.78)	$ (.58)	$ (.09)	$ (.11)
Weighted-average shares of common stock outstanding, basic and diluted	4,591,363	4,221,130	140,397,488	135,896,022